Nature of Operations and Significant Accounting Policies - Balances and changes in Additional Liability for Certain Benefit Features (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the additional liability for certain benefits features
Balance at end of period	$ 5,581.1	$ 5,326.5	$ 4,095.2
Benefits and Protection | Life Insurance | Universal life
Changes in the additional liability for certain benefits features
Balance at beginning of period	5,326.5	4,095.2	3,814.2	$ 3,463.9
Effect of changes in cash flow assumptions	0.0	725.4	(6.0)	(11.1)
Effect of actual variances from expected experience	23.3	45.2	54.9	18.1
Interest accrual	122.0	209.2	171.2	158.3
Net assessments collected	210.0	378.1	320.3	324.7
Benefit payments	(100.7)	(126.6)	(91.9)	(83.1)
Other		0.0	(167.5)	(56.6)
Balance at end of period	$ 5,581.1	$ 5,326.5	$ 4,095.2	$ 3,814.2